SCHEDULE OF REDUCTION IN FORCE/RESTRUCTURING ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Licensing Agreements
Restructuring cost payable, beginning	$ 301,645
Restructuring costs paid	(301,645)	(572,628)
Restructuring cost payable, ending		$ 301,645